UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Performance Trust Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Performance Trust Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Performance Trust Strategic Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INVESTMENT QUALITY MUNI TR INC                                                    Agenda Number:  935460181
--------------------------------------------------------------------------------------------------------------------------
        Security:  09247D105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  BKN
            ISIN:  US09247D1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Phillip Holloman                                       Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131F101
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VLT
            ISIN:  US46131F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935470120
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2021
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Joanne T. Medero                                          Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/15/2022